UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Hays Advisory, LLC
Address: 301 Seven Springs Way
         Suite 150
         Brentwood, TN  37027

13F File Number:  028-10649

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Wendy Vasquez
Title:     Chief Compliance Officer
Phone:     615-467-6070

Signature, Place, and Date of Signing:

  /s/  Wendy Vasquez     Brentwood, TN     February 13, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    44

Form 13F Information Table Value Total:    $701,411 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AARONS INC                     COM PAR $0.50    002535300    10346   365854 SH       SOLE                   365854        0        0
ACCENTURE PLC IRELAND          SHS CLASS A      G1151C101    15151   227832 SH       SOLE                   227832        0        0
AGRIUM INC                     COM              008916108    20658   206850 SH       SOLE                   206850        0        0
AMERISOURCEBERGEN CORP         COM              03073E105    17604   407679 SH       SOLE                   407679        0        0
ANIXTER INTL INC               COM              035290105    15420   241006 SH       SOLE                   241006        0        0
BANCO BRADESCO S A             SP ADR PFD NEW   059460303    13748   791460 SH       SOLE                   791460        0        0
BEACON ROOFING SUPPLY INC      COM              073685109    14981   450143 SH       SOLE                   450143        0        0
BUCKLE INC                     COM              118440106    11152   249822 SH       SOLE                   249822        0        0
CASEYS GEN STORES INC          COM              147528103     9699   182650 SH       SOLE                   182650        0        0
CF INDS HLDGS INC              COM              125269100    12869    63344 SH       SOLE                    63344        0        0
CVS CAREMARK CORPORATION       COM              126650100    20033   414332 SH       SOLE                   414332        0        0
DELL INC                       COM              24702R101     6383   629522 SH       SOLE                   629522        0        0
DIRECTV                        COM              25490A309    14926   297569 SH       SOLE                   297569        0        0
DISCOVERY COMMUNICATNS NEW     COM SER A        25470F104    15661   246704 SH       SOLE                   246704        0        0
DOLBY LABORATORIES INC         COM              25659T107    12451   424514 SH       SOLE                   424514        0        0
FIRST TR EXCH TRD ALPHA FD I   DEV MRK EX US    33737j174    27390   618697 SH       SOLE                   618697        0        0
FIRST TR EXCH TRD ALPHA FD I   EMERG MKT ALPH   33737j182    27924  1058122 SH       SOLE                  1058122        0        0
FIRST TR EXCHANGE TRADED FD    FINLS ALPHADEX   33734X135    11265   718882 SH       SOLE                   718882        0        0
FIRST TR EXCHANGE TRADED FD    HLTH CARE ALPH   33734x143     7806   239680 SH       SOLE                   239680        0        0
FIRST TR EXCHANGE TRADED FD    MATERIALS ALPH   33734X168    12645   490133 SH       SOLE                   490133        0        0
FIRST TR EXCNGE TRD ALPHADEX   SML CAP VAL AL   33737M409    12400   554063 SH       SOLE                   554063        0        0
FIRST TR S&P REIT INDEX FD     COM              33734G108    11240   633216 SH       SOLE                   633216        0        0
ICONIX BRAND GROUP INC         COM              451055107    18019   807324 SH       SOLE                   807324        0        0
ISHARES INC                    MSCI S KOREA     464286772     2682    42332 SH       SOLE                    42332        0        0
ISHARES INC                    MSCI MALAYSIA    464286830     2392   158084 SH       SOLE                   158084        0        0
ISHARES TR                     BARCLYS 1-3 YR   464287457    29709   351924 SH       SOLE                   351924        0        0
JOY GLOBAL INC                 COM              481165108    12696   199065 SH       SOLE                   199065        0        0
MCKESSON CORP                  COM              58155Q103    13292   137085 SH       SOLE                   137085        0        0
NU SKIN ENTERPRISES INC        CL A             67018T105    11459   309286 SH       SOLE                   309286        0        0
ORACLE CORP                    COM              68389X105    16643   499501 SH       SOLE                   499501        0        0
POWERSHARES DB CMDTY IDX TRA   UNIT BEN INT     73935S105    27930  1005386 SH       SOLE                  1005386        0        0
POWERSHARES ETF TR II          S&P SMCP HC PO   73937b886     2003    56654 SH       SOLE                    56654        0        0
SELECT SECTOR SPDR TR          SBI HEALTHCARE   81369Y209     3018    75677 SH       SOLE                    75677        0        0
SOUTHERN COPPER CORP           COM              84265V105    12896   340610 SH       SOLE                   340610        0        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103    39060   274281 SH       SOLE                   274281        0        0
SPDR S&P MIDCAP 400 ETF TR     UTSER1 S&PDCRP   78467Y107    64052   344904 SH       SOLE                   344904        0        0
TESORO CORP                    COM              881609101    25097   569739 SH       SOLE                   569739        0        0
TOTAL SYS SVCS INC             COM              891906109    16666   778049 SH       SOLE                   778049        0        0
TOWERS WATSON & CO             CL A             891894107     9866   175525 SH       SOLE                   175525        0        0
UNITED CONTL HLDGS INC         COM              910047109     9735   416380 SH       SOLE                   416380        0        0
UNITEDHEALTH GROUP INC         COM              91324P102    17032   314014 SH       SOLE                   314014        0        0
VANGUARD INDEX FDS             REIT ETF         922908553    18563   282109 SH       SOLE                   282109        0        0
VIACOM INC NEW                 CL B             92553P201    17782   337162 SH       SOLE                   337162        0        0
WELLCARE HEALTH PLANS INC      COM              94946T106     9067   186213 SH       SOLE                   186213        0        0